Segmented information (Details) - USD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 110,139			$ 245,691			$ 592,524	$ 344,585
Gross profit	(514)			7,658			12,561	(45,715)
Operating expenses	17,165,392			6,594,001			41,434,577	16,099,601
Current income tax recovery				(1,204)			850	(404)
Net loss/(income)	(12,847,398)	$ (11,447,385)	$ (180,664)	(11,179,230)	$ (9,338,299)	$ (1,418,829)	(24,475,447)	(21,936,358)
FX translation	(11,804)			(1,029,997)			97,239	(646,160)
Comprehensive loss/(income)	(12,829,710)			(9,989,603)			(24,472,092)	(21,584,654)
Inventory	3,306,642						3,306,642		$ 609,094
Plant and equipment	9,734,879						9,734,879		9,290,308
Electric Vehicles
Disclosure of operating segments [line items]
Revenue				0
Gross profit				0
Operating expenses	(17,081,621)			(6,532,162)			(41,232,424)	(15,945,746)
Other items	4,183,967			(4,650,704)			16,662,028	(5,929,468)
Current income tax recovery				97			(850)	(703)
Deferred income tax recovery				0
Net loss/(income)	(12,897,654)			(11,182,769)			(24,571,246)	(21,875,917)
Inventory	2,939,044						2,939,044		305,443
Plant and equipment	9,492,486						9,492,486		9,014,777
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenue	110,139			245,691			592,524	344,585
Gross profit	(514)			7,658			12,561	(45,715)
Operating expenses	(83,771)			(61,839)			(202,153)	(153,855)
Other items	134,541			48,107			285,391	109,136
Current income tax recovery				1,107				1,107
Deferred income tax recovery				8,505				28,886
Net loss/(income)	50,256			$ 3,538			95,799	$ (60,441)
Inventory	367,598						367,598		303,651
Plant and equipment	$ 242,393						$ 242,393		$ 275,531